FINANCIAL AND CAPITAL RISK MANAGEMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
Cash and cash equivalents	$ 12,211,000	$ 13,558,000
Commodity price risk increased or decreased	3,429,500
Cash and cash equivalents foreign currency risk	3,139,000	$ 10,992,000
Investments in equity instruments designated percentage FVTPL		10.00%
Investment in equity instrument designated percentage FVTOCI		10.00%
Other comprehensive income (loss)	$ 26,000	$ 18,000